Summary of Concentration of Credit Risk (Parenthetical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Commitments to extend credit totalling	$ 502	$ 326
Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Description of concentration of credit risk	Of the total loans and customers’ liability under acceptances, the only industry segment which equalled or exceeded 5% of the total concentration as at October 31, 2022 was real estate 10% (October 31, 2021 – 10%).
Loans and customers' liability under acceptances [member] | Real estate segment [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	10.00%	10.00%
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Commitment and contingent liability	$ 292,000	$ 259,000
Commitments to extend credit totalling	$ 256,000	$ 228,000
Credit instruments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	22.00%	21.00%
Credit instruments [member] | Oil and gas [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	5.00%	5.00%
Credit instruments [member] | Power and utilities [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	10.00%	10.00%
Credit instruments [member] | Automotive [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	8.00%	9.00%
Credit instruments [member] | Telecommunications cable and media [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	5.00%	6.00%
Credit instruments [member] | Professional and other services [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	8.00%	7.00%
Credit instruments [member] | Sundry manufacturing and wholesale [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	7.00%	7.00%
Credit instruments [member] | Non-residential-real estate development [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	7.00%	5.00%
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Current replacement cost	$ 97,000	$ 50,000
Derivative financial instruments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	63.00%	70.00%
Derivative financial instruments [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	30.00%	19.00%